Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2021
Registrant Name	dei_EntityRegistrantName	Franklin Alternative Strategies Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001535538
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2021
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A